Lease liabilities - Schedule of Lease Liabilities by Maturity Date (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 661,685	€ 593,725	€ 443,507
Year 1 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	142,957	122,642
Year 2 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	114,935	102,631
Year 3 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	100,484	82,248
Year 4 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	78,023	68,876
Beyond | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 225,286	€ 217,328